Contingencies	12 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Contingencies	CONTINGENCIESDue to the nature of the Company’s business, products, and patent portfolio, the Company is involved in assertions and claims as both the initiating party and, from time to time, as a respondent to such claims. The Company believes that any such claims currently existing are without merit and intends to vigorously defend any such assertions. At this time, there are no legal matters which are believed to be material to the Company’s financial performance, liquidity, or financial condition.